Basis Of Semiannual Condensed Consolidated Financial Statements (Details) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Sep. 30, 2011	Apr. 01, 2011	Apr. 01, 2010
Basis Of Semiannual Condensed Consolidated Financial Statements [Abstract]
Reclassified intangible assets from intangible assets not subject to amortization to those subject to amortization		¥ 42,224
Net increase in consolidated assets resulted from the adoption of new accounting pronouncement on consolidation of variable interest entities as of April 1, 2010				237,008
Net increase in consolidated liabilities resulted from the adoption of new accounting pronouncement on consolidation of variable interest entities as of April 1, 2010				214,887
Net increase in consolidated shareholders' equity attributable to noncontrolling interest resulted from the adoption of new accounting pronouncement on consolidation of variable interest entities as of April 1, 2010				19,551
Cumulative effect on retained earnings resulted from the adoption of new accounting pronouncement on consolidation of variable interest entities as of April 1, 2010	1,408
Cumulative effect on retained earnings resulted from the adoption of new accounting pronouncement on the embedded credit derivatives scope exception			¥ 135